Debt (Details) (USD $)	1 Months Ended
	Sep. 28, 2012	Oct. 03, 2012
Debt [Abstract]
Line of credit, maximum borrowing capacity	$ 3,000,000	$ 100,000,000
Interest rate additional rate above daily one-month LIBOR	2.00%
Repayments of line of credit	$ 1,100,000